                                                 Empirical Ventures, Inc.

                                                     2775 Fir Street, Suite 3E

                                                Vancouver BC, Canada, V6J3C2

Securities and Exchange Commission                                             February 7, 2006

Washington DC

Attention: Janice McGuirk

RE: Empirical Ventures, Inc.

Registration Statement on Form SB-2A File No. 333-120486

Ladies and Gentlemen,

We are writing in response to your comment letter dated January 24, 2007

Summary, page 3

1.   Please clearly state the cash balance as of the most recent practicable date.

We have noted this comment to state the cash balance of the company in the Summary Section as of the most recent practicable date.

2. Please explain the statement in the summary about spending over the next twelve months the offering expenses. Does this indicate that the, company does not anticipate any additional expenses other than the costs of the offering? We may have further comment.

We have noted this comment and have revised our disclosure to include our estimated annual expenditures over and above the cost of this offering. Page 3

“We estimate spending in the next 12 Months that commenced October 1, 2006, of at least $18,000 on development of our website and further upgrades to our software, and substantially more will be spent on these developments as funding becomes available. Our current offering costs are estimated at $27,008 of which we have spent approximately $19,000, and over the next year anticipate spending an additional $5,000 on legal fees, $5,000 on Blue Sky fees, $3,000 per quarter on Accounting and $1,000 on transfer agent fees, as these are our estimated costs for the next year. We currently have $   on hand and are paying for the costs of this offering and other expenses from our equity funding that was raised from May 2004 through November 2004 and from loans from our President.”

Risk Factors, Page 5

3. Please clarify the time period for the 12 month period that the president has verbally agreed to support the company. When does this period lapse. Also, provide clear disclosure throughout the prospectus regarding the remaining funding available from this loan. It appears that the company currently only has $3,000 remaining available pursuant to this oral agreement. Clarify how long the company can survive on this remaining capital and how it plans to obtain additional financing. Lastly clarify the material terms of the loan agreement, such as when the amount loaned would be due and any interest to be paid on the loan.

We have revised this risk factor to include the following disclosure. Page 5

“Our President Derek Ward has verbally agreed to support a minimum budget for the next 12 months commencing October 1, 2006 of at least $18,000. Although Mr. Ward has agreed to provide such funding, he has no legal obligation, apart from his fiduciary duty to the shareholders and reliance on his verbal agreement, to provide the funding. Mr. Ward has supplied us to date with $30,000 to be used for,  general corporate purposes, development of our website and to continue upgrades our software product. The remaining amount of $3,000 of Mr. Ward’s initial agreement would allow the company to operate for approximately one month in absence of any additional funding. However, Mr. Ward has continued to loan additional funds to the company and will continue to do so as long as he is able or until another form of third party funding has been secured. Third party funding is anticipated coming from a private placement, shareholders loan or initial public offering. The terms of Mr. Ward’s loans to the company, is the amount is due and payable upon receipt of additional funding and no fixed rate of interest will be applied.”

Security Ownership of Certain Beneficial Owners and Management page 20

4. We reissue prior comment nine from our letter dated August 14, 2006. Please revise the beneficial ownership table to include the shares owned by Marcella Ward as part of the, shares beneficially owned by Derek Ward and provide footnote disclosure as to the nature of the beneficial ownership of the securities.

We have noted this comment and have revised the beneficial ownership table and have provided footnote disclosure as to the beneficial ownership of the securities. Page 21

Organization within Last Five Years. page 25

5. It is noted that some of your disclosure here and in the sections "Current and Planned Development", and "Development of Web Site and Test Site" is repetitive or in some instances, not consistent. For example, disclosure in the two paragraphs under "Development of Web Site is duplicative. Your statements in the penultimate paragraph of "Current and Planned Development' ', "[A)t present we do not have sufficient funds to engage additional employees or contractors and to proceed with our development plan. Continuation of development and ultimately the marketing of our proposed product is conditional upon our obtaining additional funding" are not consistent with the sentence in the final paragraph, "[W]e are able to proceed with continued development and upgrades of our software program on an extremely limited basis without additional funding.'' Please revise throughout as appropriate.

We have noted this comment and have revised this section to eliminate any repetitive disclosure and have removed any inconsistencies. Page 27

“At present we have sufficient funds to commence upgrades to our software program and have engaged consultants and or contractors to proceed with our development plan.”

6. We note the statement in the last paragraph on page 25, ", there is a relationship between 3493734 Manitoba Ltd. and Starcom Technologies as Michael Burke is the ultimate control person for both entities." We further note on page, 26 a reference to World Star Holdings, "a company that was owned and operated by Michael Burke." Please revise the disclosure on page 25 to name World Star Holdings with the other two companies.

We have noted this comment and have revised this section to include World Star Holdings in our disclosure.

“However, there is a relationship between 3493734 Manitoba Ltd, World Star Holdings and Starcom Technologies as Michael Burke is the control person for all of these  entities.”

7. We note the requirement that the company incur additional expenditures in the upgrades and development of the programming in the amount of $245,000, Clarify whether there is a specific time frame within which these expenditures must be paid. If not, clarify how it will be determined that the company is in default of this provision of the agreement in addition, clarify the entity that performed the work on the original software program and when this work occurred. Lastly, explain how you plan to pay for these additional expenditures,

We have noted this comment and have provided revised disclosure to include the following Pages 25 and 26

i) “To Date we have not entered into any further agreements regarding the future development of our software and no fixed time frame has been employed by 3493734 Manitoba Ltd as to when the development expenditures will be incurred. In the event that we are unable to complete the additional expenditures we may be subject to the default provision in our contract and thereby losing our business and any development work incurred to date. Alternatively, 3493734 Manitoba Ltd. may also grant extensions at their discretion.”

ii) “The software was originally developed by World Star Holdings of Dryden Ontario, Canada, a company that was owned and operated by Michael Burke.”

iii) “Currently our development work is being funded by our President Derek Ward in the amount of 30,000 to date and will continue to fund the Company as long as he is able or until another form of third party funding has been secured. Third party funding is anticipated coming from a private placement, shareholders loan or initial public offering.”

8. With respect to prior comment 11 from our letter dated August 14, 2006. Please clarify whether the $10,000 payment was made by the September 15, 2006 date, In addition, clarify the $250 additional payment associated with the extension of the date from March 15, 2006 to September 15, 2006. Clarify whether there were any other conditions that were required to be met by the September 15, 2006 date and, if so, whether these conditions were in fact met

We have noted this comment and have clarified that the $10,000 payment was paid on August 22, 2006

And have clarified the $250 additional payment associated with the extension from March 15, 2006 to September 15, 2006, as this amount was paid for preparing the extension. Page27

“We also have paid an additional sum of $250 for the preparation of the extension and paid the additional sum of $10,000 On August 22, 2006.”

Current and Planned Development page 26

9.  We reissue prior comment 14 from our letter dated August 14, 2006. We continue to note the statement that you will be able to "proceed with continued development and upgrades of our software program on an extremely limited basis without additional funding." Please explain the "limited basis" of development and upgrades that would occur without additional funding. We may have further comment.

We have noted this comment and have revised this section our text to disclose the following

“We are able to proceed with the continued development and upgrades of our software program on a limited basis of approximately  20 to 30 hours per week of analysis and programming time. To date we have received $30,000 in additional funding in the form of loans from our President.”

10. As noted in prior comment 15 from our letter dated August 14, 2006. Please provide some background information on Larry Cherrett and his role in the software acquisition. in addition, disclose in greater detail the transaction through which 3493734 Manitoba acquired the software and clarify whether it completed any additional upgrades or development on the software after it acquired the software but before it entered into the agreement with Empirical.

We have noted this comment and have removed our initial disclosure from “Current and Planned Development” and have placed our expanded disclosure in to the Section” Organization in the last Five Years.”  Page 25

“Effective May 18, 2004, We entered into an agreement to acquire the source code prior development, designs and pilot implementation of a software program, known as Darrwin from 3493734 Manitoba Ltd. The software was originally developed by World Star Holdings of Dryden Ontario, Canada, a company that was owned and operated by Michael Burke. We acquired the Darrwin software in its entirety from 3493734 Manitoba Ltd., a company managed by Larry Cherrett and who is the sole director of 3493734 Manitoba Ltd. and legal council for Michael Burke and the Burke family. 3493734 Manitoba Ltd. is owned by the Burke family, who received all the assets of World Star by virtue of monies owed to 3493734 Manitoba Ltd. by World Star through a registered debenture. No additional upgrades occurred after 3493734 Manitoba received the Darrwin Software Program from World Star Holdings and prior to entering into the agreement with Empirical Ventures.”

11. It is noted that your web site's preliminary design and development commenced construction on October 16, 2006 and you anticipate completion "early in January, 2007." Please disclose the current status of this project.

We have noted this comment, and with respect to the current status of our preliminary website, we have revised our disclosure to indicate that our website is complete and is currently being edited and anticipate uploading the site inFebruary2007. Page 28

“We have commenced development of this component, our website on October 16, 2006 and is now nearing completion as we are in the final editing stage and anticipate our site being online in February 2007. We have estimated that this development will take 60-90 days and will cost approximately $7,000. We have outsourced the development of the web site to Marshmallow Moon Publishing of Surrey BC, Canada a firm with expertise in designing web sites and Graphic Design”.

12. We further note that you commenced the upgrading of your software on October 3, 2006. Please provide the current status of this as well as your looking for possible locations for your test site.

We have noted this comment and to date the following tasks have been performed associated with upgrading our software Page 27

“On October 3, 2006 we commenced development work to upgrade the Darrwin software program.

To date we have accomplished the following tasks in preparation to migrate the existing code to the windows XP Professional format. To date we have, Separated the original source code which was combined with other software and placed it on CD; Organized and analyzed files and libraries flagging any corrupted files for repair or recovery of data; Recovered or corrected any corrupted files and libraries; Tested boot libraries and executable libraries in preparation for migration to XP Professional. We estimate that the migration to the XP format and testing will be completed by the end of February.”

13. As previously requested, please explain the types of software upgrades that are to occur.

We have noted this comment and have provided the following disclosure. Page 27

“We estimate the development period required to complete further development and upgrades for our software program would be six months to one year to provide the following upgrades to the Darrwin software program; migrate all code from Windows 2000 to XP Professional and Longhorn Server;  upgrade billing system; upgrade hotel booking system; upgrade hotel and event conformation system; upgrade airline interconnect; enhance system interface”.

14. We note the new disclosure that Starcom. Technologies will perform the upgrades to your software program even though it appears that 3493734 Manitoba, Ltd. was supposed to do this work, as set forth in the Technology Purchase Agreement Schedule B. Please explain and also file any amendment to the Agreement to reflect Starcom's role in upgrading the program, if applicable.

We have noted this comment and 3493734 Manitoba was to manage and lead the development work.

With Michael Burke, being the ultimate control person for both entities amending the agreement or entering into a new agreement does not seem to be applicable in this case.

Plan of Operation, page 29

15. Clarify when you plan to commence each milestone. For example, you state that you are in the process of commencing the trademark process and once you commence the process it will take 30 to 60 days for processing and up to 2 years to receive the trademark, Clarify when you plan to actually commence this process, Also, clarify when you plan to complete the upgrade of the software, and the impact the lack of financing will have upon this estimated time frame.

“We have noted this comment and have clarified when each milestone has commenced or  when it will commence. We have also clarified when the initial upgrade to our software will be completed and have discussed the lack of funding and what impact it will have on the estimated time frame.” Pages 31 and 32

i)” We have contacted Coastal Trademark Services and have engaged them on February 6, 2007.”

ii) “On October 3, 2006 we commenced development work to upgrade the Darrwin software program. To date we accomplished the following tasks in preparation to migrate the existing code to the windows XP Professional format. To date we have, Separated the original source code which was combined with other software and placed it on CD; Organized and analyzed files and libraries flagging any corrupted files for repair or recovery of data; Recovered or corrected any corrupted files and libraries; Tested boot libraries and executable libraries in preparation for migration to XP Professional. We estimate that the migration to XP and testing will be completed  by the end of February 2007. Additional upgrades include, upgrade Billing system; upgrade hotel booking system; upgrade hotel and event conformation system; upgrade airline interconnect; enhance system interface. We will explore these additional upgrades upon completion of our upgrade to XP Professional and is contingent upon receipt of additional funding. Without additional funding, would lengthen the time frame needed to complete our business plan.”

iii) “We have commenced development of our website on October 16, 2006 and is now nearing completion as we are in the final editing stage and anticipate our site being online in February 2007.

We have estimated that this development will take 60-90 days and will cost approximately $7,000. We have outsourced the development of the web site to Marshmallow Moon Publishing of Surrey BC, Canada a firm with expertise in designing web sites and Graphic Design.”

16. Provide clear disclosure in this section that you do not have. an executed agreement with Coastal Trademark Services and clarify whether you have a verbal agreement if so, clarify the terms of that agreement..

We have noted this comment and have provided clear disclosure in this section that we do not have an executed agreement with Coastal Trademark Services written or verbal as this is not required by them.

“To date we do not have an executed agreement of any sort with Coastal Trademark Services written or verbal as this is not requirement of Coastal Trademark Services.”

Results of Operations, page 32

17. Please disclose the current cash balance as of the most recent practicable date. The current disclosure appears to be the cash balance as of March 31, 2006.

We have noted this comment to state the cash balance of the company in this Section as of the most recent practicable date.

18. Inasmuch as you state "[W]e currently do not have enough cash on band to pay the remaining costs of this offering" and [T] he funds available to us currently are insufficient to carry out our plan of operations and complete our further development of our software program and our web and test sites. .." and "[W]e anticipate incurring continuing operating losses for the foreseeable future", please discuss how the company plans to "...most likely continue with the development as opposed to abandoning the project."

We have noted this comment and have provided the following disclosure. Page 33

“Additional capital has been provided by short term loans from our director in the amount of $30,000. Alternatively, we could seek additional funding from existing shareholders or through the sale of equity or debt securities, or a combination of all avenues of funding.  If we receive additional funds through the issuance of equity securities, however, our existing stockholders may experience significant dilution.”

19. Please describe the ongoing expenses associated with your $1,500 per month in anticipated expenditures- Provide a breakdown of this amount.

We have noted this comment and have revised this section and have removed this disclosure as our original budget has changed and have replaced it with the following disclosure. Page 34

“Our current operations are budgeted at approximately $2,500-$3,000 per month or a total of $30,000 to 36,000 over the next twelve month period, with the majority of these funds are to be used for software programming, in performing upgrades to the Darrwin software product.”

20. Please add disclosure in this section that Mr. Ward will be making loans and providing additional capital throughout this development period.

We have noted this comment and have revised our disclosure to indicate that Mr. Ward will continue to loan money to the company as long as he is able to. Page 34

“To date our current development has been funded by our President Derek Ward in the amount of $30,000 and will continue to do so as long as he is able or is able to secure additional funding by way of Private Placement, Shareholders loan or Initial public offering.”

21. Since you do not intend to hire any employees, please describe the costs associated with hiring subcontractors or consultants at each phase of your plan of operation.

We have noted this comment and have revised our plan of operation to include the cost of hiring subcontractors or consultants under the subheading “Employees and Consultants” page 32

“We will contract with other consultants for specialized development to the extent required. We estimate these costs to be $60 to $70 dollars per hour for programming and web design with consultants for specialized development costing an estimated $100 to $150 per hour.”

Rule 144, Page 36

22. Please update your disclosure to provide information as of the most recent practicable date.

We have updated our disclosure to the most recent practicable date. Page 36

“A total of 5,066,666 shares of our common stock was available for resale to the public after May 7, 2005 in accordance with the volume and trading limitations of Rule 144 of the Act.”

Changes in and Disagreements with Accountants, page 11- 1

23. Despite, your response to our comment and the listing of Exhibit 16 on page F-24, we see no updated letter from Amisano Hanson on file in EDGAR. Please revise to file a now currently dated letter from the former accountants as previously requested.

We have noted this comment and have provided a currently dated letter from our previous Accountants.

See Exhibit 16

Financial Statements page F-14

24. Please provide a subsequent events footnote to disclose the $15,000 loan from the company's President, as mentioned on page 5 and 34 of the text.

We have noted this comment and have provided disclosure in the Notes to Financial Statements to indicate the loan from the company’s president as a subsequent event to the September Interim Financial Statements.

Statements of Operations page F 15

Statements of Cash Flows, page F- 16

25. Please revise the heading and subheadings on the interim operating statements to be consistent and to accurately describe which periods are presented. We note that the heading indicates the statements are presented for the six months ended December 31, 2004. We note that the subheadings indicate the operating statements are presented for periods ended September 30, 2006, 2005 and June 30, 2006 and 2005. Please revise.

We have noted this comment and have revised the subheadings to make them consistent .

Pages F15 and F 16

26. The results of operations presented on page F 15 do not agree with that presented on page F-4 Please revise so as to be consistent.

We have noted this comment and have revised these items to make them consistent. See pages F15 and F4

27. Provide a current consent of the independent accountant in any amendment to the registration statement, In addition, the consent of Jewett, Schwartz & Associates should be revised to insert the date of their current report, November 7, 2006. Please revise.

We have noted this comment and have had our consent letter from Jewett Schwartz & Associates revised to reflect the current date of their report, being November 7, 2006.  See Exhibit 23.1

Part II

Recent Sales of Unregistered Securities

28. We reissue prior comment 29 from our August 14, 2006 letter. Please disclose the transaction involving Mr. Larry Cherrett and the 100,000 shares of common stock issued to him.

We have noted this comment and have revised this section to reflect the transaction involving Mr. Larry Cherrett and the 100,000 shares of common stock issued to 3493734 Manitoba Ltd. Page II-3

“By agreement dated May 18, 2004, 100,000 of the company’s common shares were issued to 3493734 Manitoba Ltd. as part of the acquisition of the Darrwin software program and were subsequently cancelled as a result of our amended agreement November 17, 2005 (See Exhibit 10.1)”

Legality Opinion

29. In light of the reduction in the number of shares of common stock being registered for resale, please provide an updated legality opinion

We have noted this comment and have had our legality opinion updated to reflect the current number of shares being registered for resale. See Exhibit 5.1

Yours truly,

/s/Derek Ward

Derek Ward,

President

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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